Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2018
Property, Equipment and Software
Summary of property, equipment and software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2017	2018
	RMB	RMB
Building and decoration	1,496,971	1,499,947
Leasehold improvements	98,278	176,174
Furniture, fixtures and office equipment	124,201	141,697
Vehicles	68,414	76,913
Servers and computers	2,583,270	3,885,881
Software	86,650	96,850
Construction in progress	1,086,773	2,153,966
	5,544,557	8,031,428

Less: accumulated depreciation	(1,775,231)	(2,652,868)

Net book value	3,769,326	5,378,560